Summary of Significant Accounting Policies (Details Textual)			1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 13, 2019 USD ($) $ / shares shares	Nov. 13, 2019 CNY (¥) shares	Sep. 17, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Cash balance at U.S. financial institutions, not insured by the FDIC				$ 69,260								¥ 2,993,913
Insured each depositor at one bank				70,000							¥ 70,000
Cash balance at U.S. financial institutions, FDIC insured amount				$ 940,193							25,739	122,017
Compensation expenses, description				Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately $64,000) if the bank with which an individual/a company holds its eligible deposit fails. As of September 30, 2020 and June 30, 2020, cash balances of $1,944 and $2,029, respectively, were maintained at financial institutions in Hong Kong and were insured by the Hong Kong Deposit Protection Board. As of September 30, 2020 and June 30, 2020, cash balances of $943 and $1,116, respectively, were maintained at Australia financial institutions, and were insured as the Australian government guarantees deposits up to AUD 250,000 (approximately $172,000). As of September 30, 2020 and June 30, 2020, amount of deposits the Company had covered by insurance amounted to $328,068 and $117,940, respectively.		The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately $64,000) if the bank with which an individual/a company holds its eligible deposit fails. As of June 30, 2020 and 2019, cash balances of $2,029 and $4,386, respectively, were maintained at financial institutions in Hong Kong and were insured by the Hong Kong Deposit Protection Board. As of June 30, 2020 and 2019, cash balances of $1,116 and $1,821, respectively, were maintained at Australia financial institutions, and were insured as the Australian government guarantees deposits up to AUD 250,000 (approximately $172,000). As of June 30, 2020 and 2019, amount of deposits the Company had covered by insurance amounted to $117,940 and $198,165, respectively.	The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately $64,000) if the bank with which an individual/a company holds its eligible deposit fails. As of June 30, 2020 and 2019, cash balances of $2,029 and $4,386, respectively, were maintained at financial institutions in Hong Kong and were insured by the Hong Kong Deposit Protection Board. As of June 30, 2020 and 2019, cash balances of $1,116 and $1,821, respectively, were maintained at Australia financial institutions, and were insured as the Australian government guarantees deposits up to AUD 250,000 (approximately $172,000). As of June 30, 2020 and 2019, amount of deposits the Company had covered by insurance amounted to $117,940 and $198,165, respectively.
Cash in U.S. financial institutions				$ 684,272
Cash | ¥											1,116	1,821
Allowance for doutfull accounts				30,757	$ 1,023,931						4,996,006
Allowance for doubtful accounts receivable write off or recovery | ¥							¥ 8,220,754
Accounts receivable				2,404	99,366		99,366
Allowance and additional doubtfull debt | ¥							10,055,203
Proceeds, accounts receivable, previously written off, recovery					1,763		1,763
Impairment					127,177	$ 127,177
Impairment of intangible assets					200,455	200,455
Outstanding contracts				9,000,000			¥ 1,600,000
Gross revenue					9,100,000	25,800,000
Gross cost of revenue				91,000,000	85,000,000	$ 24,300,000
Related Parties Amount in Cost of Sales				$ 85
Percentage Of Income Tax				25.00%		25.00%	25.00%
VAT rate, description				The Company is subject to value added tax ("VAT"). Revenue from services provided by the Company's PRC subsidiaries and affiliates, including Sino-China and Trans Pacific are subject to VAT at rates ranging from 9% to 13%.		The Company is subject to value added tax ("VAT"). Revenue from services provided by the Company's PRC subsidiaries and affiliates, including Sino-China and Trans Pacific are subject to VAT at rates ranging from 9% to 13%.	The Company is subject to value added tax ("VAT"). Revenue from services provided by the Company's PRC subsidiaries and affiliates, including Sino-China and Trans Pacific are subject to VAT at rates ranging from 9% to 13%.
Percentage of construction taxes				7.00%		7.00%	7.00%
Percentage of education surcharges				3.00%		3.00%	3.00%
Working capital				$ (36)							(3,900,000)
Cash				10							¥ 100,000
Aggregate proceeds			$ 1,430,000
Aggregate gross proceeds				1,111,069		$ 940,131		850,000
Net loss				(733,791)	(1,627,353)	(16,452,894)		(6,533,844)
Accumulated deficit				(24,155,385)		(23,421,594)		(6,968,700)
Net operating cash flow				(397,477)	$ (2,670,358)	(3,896,534)		$ (4,273,067)
Lease labilities				$ 300,000		$ 300,000
Weighted average discount rate				8.98%		8.98%				8.98%	8.98%
Liquidity, description			The Company entered into certain securities purchase agreement with certain non-U.S. Persons to purchase 720,000 Shares at a per share purchase price of $1.46 for aggregate proceeds of approximately $1.05 million.	Management believes that the Company will require a minimum of approximately $1.6 million cash over the next twelve months to operate at our current level, either from revenues or funding. Based on our current revenue and expense projection, the Company believes it will generate at least the same amount of revenue in the coming year compared to the current year as the Company and the market are both recovering from the impact of the pandemic. In addition, the Company entered into certain securities purchase agreement with certain non-U.S. Persons to purchase 860,000 shares of series A convertible preferred stock in November 2020. The aggregate proceeds was approximately $1.4 million. If the Company's revenue does not achieve its expected level, the Company will also be implementing cost saving measures to reduce its operating cash outflow.
Description of receivables and allowance for doubtful accounts				Receivables are generally considered past due after 180 days. The Company reserves 25%-50% of the customers balance aged between 181 days to 1 year, 50%-100% of the customers balance over 1 year and 100% of the customers balance over 2 years. Accounts receivable are written off against the allowances only after exhaustive collection efforts.
Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares			$ 1.66
PRCMember
Summary of Significant Accounting Policies (Details) [Line Items]
Cash balance at U.S. financial institutions, not insured by the FDIC				$ 69,260							¥ 97,836	2,923,972
Cash in U.S. financial institutions						$ 8,780
RMBMember
Summary of Significant Accounting Policies (Details) [Line Items]
Cash balance at U.S. financial institutions, not insured by the FDIC | ¥											¥ 8,780
Insured each depositor at one bank | ¥										¥ 500,000		¥ 500,000
ShanmingLiangMember
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of common stock (in Shares) | shares	200,000	200,000	720,000
Purchase price per share (in Dollars per share) | $ / shares	$ 5.00		$ 1.46
Aggregate proceeds		¥ 1,000,000		59,869
Director [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate gross proceeds	$ 10			$ 59,869